Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Parties

a) related parties

Shanghai Xiyan Enterprise Management Center	Non-controlling shareholder of the Company’s subsidiary
Shanghai Diyi	Equity investee of the Company

b) Amount due from related parties

		As of December 31,
Name of Related Party	Nature	2023	2024
		RMB	RMB	US$
Shanghai Diyi	Account receivables	45	757	104
Shanghai Xiyan Enterprise Management Center	Deposit, Prepaid rent fee	45	45	6
		90	802	110

c) Amount due to related parties

		As of December 31,
Name of Related Party	Nature	2023	2024
		RMB	RMB	US$
Shanghai Diyi	Advance from Customer	10	7	1
		10	7	1

d) Revenues — Related Party

	For the years ended December 31,
Name of Related Party	2022	2023	2024
	RMB	RMB	RMB	US$
Shanghai Diyi	3,354	3,745	5,576	764
Shanghai Xiyan Enterprise Management Center	325	250	—	—
	3,679	3,995	5,576	764

e) Cost of revenues — Related Party

	For the years ended December 31,
Name of Related Party	2022	2023	2024
	RMB	RMB	RMB	US$
Shanghai Diyi	1,114	1,420	2,580	353

f) General and administrative expense — Lease expense

	For the years ended December 31,
Name of Related Party	2022	2023	2024
	RMB	RMB	RMB	US$
Shanghai Xiyan Enterprise Management Center	211	252	220	30